6. INCOME TAXES	9 Months Ended
Sep. 30, 2013
Income Tax Disclosure [Abstract]
6. INCOME TAXES

The Company accounts for income taxes in accordance with FASB ASC 740 “Income Taxes”.  Deferred income taxes reflect the net effect of (a) temporary difference between carrying amounts of assets and liabilities for financial purposes and the amounts used for income tax reporting purposes, and (b) net operating loss carry-forwards. No net provision for refundable Federal income tax has been made in the accompanying statement of loss because no recoverable taxes were paid previously. Similarly, no deferred tax asset attributable to the net operating loss carry-forward has been recognized, as it is not deemed likely to be realized.

 The provision for refundable federal income tax consists of the following for the periods ending:

Three months ended September 30, 2013
Federal income tax benefit attributed to:
Net operating loss	$160,485
Valuation	(160,485)
Net benefit	$-

The cumulative tax effect at the expected rate of 34% of significant items comprising our net deferred tax amount is as follows:

Inception (June 5, 2013)
to September 30, 2013
Deferred tax attributed:
Net operating loss carryover	$160,484
Less: change in valuation allowance	(160,484)
Net deferred tax asset	$-

At September 30, 2013 the Company had an unused net operating loss carry-forward approximating $472,016 that is available to offset future taxable income; the loss carry-forward will expire in 2033.